MONEY MARKET OBLIGATIONS TRUST

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
October 1, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:                 MONEY MARKET OBLIGATIONS TRUST (the “Trust”)
Automated Cash Management Trust
Automated Government Money Trust
Federated Master Trust
Federated Capital Reserves Fund
Federated Government Reserves Fund
Federated Municipal Trust
Federated Short-Term U.S. Government Trust
Government Obligations Fund
Government Obligations Tax-Managed Fund
Liberty U.S. Government Money Market Trust
Money Market Management
Municipal Obligations Fund
Prime Cash Obligations Fund
Prime Management Obligations Fund
Prime Obligations Fund
Prime Value Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund
Trust for U.S. Treasury Obligations
1933 Act File No. 33-31602
1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated September 30, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 102 on September 29, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-7420.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary

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Enclosures